UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment |_|;     Amendment Number: _____________
This Amendment (Check only one.):          |_| is a restatement.
                                           |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Clinton Group, Inc.
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Address:    32 Old Slip, 5th Floor
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            New York, NY 10005
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Form 13F File Number      : 28- 06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Wendy Ruberti
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Title:      General Counsel
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Phone:      (212) 825-0400
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Signature, Place, and Date of Signing:


/s/ Wendy Ruberti                New York, NY                   May 8, 2001
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          [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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|_|   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s) .)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  NONE
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Form 13F Information Table Entry Total:              38
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Form 13F Information Table Value Total: $          137,942
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                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

      [Repeat as necessary.]

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
Column 1                         Column 2            Column 3    Column 4    Column 5              Column 6     Column 7   Column 8
--------                         --------            --------    --------    --------              --------     --------   --------
                                                                 Value       SHRS or   SH/  PUT/   Investment   Other      Voting
Name of Issuer                   Title of Class      Cusip       (x$1000)    PRN AMT  PRN  CALL    Discretion   Managers   Authority
--------------                   --------------      -----       --------    -------  ---------    ----------   --------   ---------
Amerisource Health Corp.         SB NT CV 144A 07    03071PAB8       2,956    2500000 PRN          Sole         N/A        None

Affiliated Computer Svcs. Inc.   SB NT CV 144A 06    008190AE0       2,020    2000000 PRN          Sole         N/A        None

Alkermes Inc.                    SUBNT CV3.75%07     01642TAB4       1,873    3174000 PRN          Sole         N/A        None

Alpharma Inc.                    SR SB NT CV 3%06    020813AD3       8,850    7500000 PRN          Sole         N/A        None

Aviron                           SB NT CV 5.25% 08   053762AD2       4,718    5250000 PRN          Sole         N/A        None

BEA Systems Inc.                 SB NT CV 4% 06      073325AD4       7,770    7000000 PRN          Sole         N/A        None

Barnes & Noble Inc.              SUB NT CV 144A 09   067774AC3       1,988    2000000 PRN          Sole         N/A        None

Bisys Group Inc.                 SB NT CV 144A 06    055472AA2       5,203    5000000 PRN          Sole         N/A        None

Charter Communications Inc.      SB NT CV 144A 05    16117MAA5       6,250    5000000 PRN          Sole         N/A        None

CIENA Corp.                      NT CONV 3.75% 08    171779AA9       4,516    5875000 PRN          Sole         N/A        None

Celestica Inc.                   LYON ZERO 20        15101QAA6       2,485    7000000 PRN          Sole         N/A        None

COR Therapeutics                 SUB NT CV 5% 07     217753AD4       4,506    5000000 PRN          Sole         N/A        None

E*Trade Group                    SUBNT CV 6%07       269246AB0       1,427    2500000 PRN          Sole         N/A        None

General Semiconductor Inc        SUB NT CV 5.75% 06  370787AB9       1,216    1410000 PRN          Sole         N/A        None

Getty Images Inc.                SBNT CV 144A 07     374276AD5       1,583    2500000 PRN          Sole         N/A        None

Human Genome Sciences Inc.       SBNT CV 3.75%07     444903AH1       4,143    5695000 PRN          Sole         N/A        None

Imax Corp.                       SUBNT CV 144A 03    45245EAC3         688   1,600,000PRN          Sole         N/A        None

International Rectifier Corp.    SUB NT CV 4.25% 07  460254AE5       1,671    2000000 PRN          Sole         N/A        None

Invitrogen Corp.                 SBNT CV 5.5%07      46185RAB6       1,943    2000000 PRN          Sole         N/A        None

IVAX Corp.                       SR SUB NT CV 07     465823AD4       2,240    2000000 PRN          Sole         N/A        None

Kellstrom Inds. Inc.             SB NT CV 5.75%02    488035AC0         251     750000 PRN          Sole         N/A        None

Kerr-McGee Corp.                 SB DB CV 5.25%10    492386AP2       3,720    3000000 PRN          Sole         N/A        None

Lamar Advertising Co.            NT CV 5.25% 06      512815AF8       8,130    8000000 PRN          Sole         N/A        None

Mercury Interactive Corp.        SB NT CV 4.75%07    589405AB5       3,103    4200000 PRN          Sole         N/A        None

Millennium Pharmeceuticals       SUB NT CV 5.5% 07   599902AB9       4,455    4500000 PRN          Sole         N/A        None

Offshore Logistics Inc.          SUB NT CONV 6% 03   676255AF9       1,725    1500000 PRN          Sole         N/A        None

Pogo Trust I                     QUIPS SER A         73044P208       3,002      44400 PRN          Sole         N/A        None

Province HealthCare Co.          SB NT CV 144A 05    743977AA8       4,005    4000000 PRN          Sole         N/A        None

Providian Financial Corp.        SR NT CV 3.25%05    74406AAA0       6,720    7000000 PRN          Sole         N/A        None

Quanta Services Inc.             SUB NT CONV 4%07    74762EAA0       1,479    2069000 PRN          Sole         N/A        None

Rational Software Corp.          SUB NT CV 5% 07     75409PAC7       3,990    4750000 PRN          Sole         N/A        None

Siebel Systems Inc.              SB NT CV 5.5% 06    826170AC6       3,494    2500000 PRN          Sole         N/A        None

Sepracor Inc.                    SB DB CV 144A 07    817315AJ3       3,989    6500000 PRN          Sole         N/A        None

Solectron Corp.                  LYON ZERO CPN 20    834182AL1       5,003   12000000 PRN          Sole         N/A        None

Semtech Corp.                    SUB NT CV 4.5%07    816850AD3       3,725    4000000 PRN          Sole         N/A        None

Sovereign Bancorp                UNIT EX 111229      845905306       5,512     105500 PRN          Sole         N/A        None

Tyco International Ltd.          LYON ZRO 144A 20    902124AA4       3,688    5000000 PRN          Sole         N/A        None

Vertex Pharmaceuticals Inc.      SBNT CV 144A 07     92532FAC4       3,905    5500000 PRN          Sole         N/A        None

                                                                 TOTAL
                                                                   137,942
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